Related Party Disclosures - Disclosure Of Key management personnel compensation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Directors & officers compensation	$ 4,413,442	$ 4,644,388	$ 1,589,996
Share-based payments	26,455,495	875,755	16,764,919
Total	$ 30,868,937	$ 5,520,143	$ 18,354,915